Share-based payments, Growth share plan (Details)	12 Months Ended
	Dec. 31, 2020 shares GBP (£) £ / shares	Dec. 31, 2020 shares GBP (£) £ / shares	Dec. 31, 2020 shares GBP (£) £ / shares	Dec. 31, 2020 shares GBP (£) £ / shares	Dec. 31, 2020 shares GBP (£) £ / shares	Dec. 31, 2019 shares	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 £ / shares	Dec. 31, 2018 shares	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 £ / shares
Share-based payments awards [Abstract]
Share-based compensation arrangement by award vesting period	4 years
Share-based compensation arrangement by award vesting percentage					0.25
Employees [Member]
Share-based payments awards [Abstract]
Vesting period	7 years
Share option plan [Member]
Share-based payments awards [Abstract]
Share-based compensation arrangement by award vesting period	4 years
Share-based compensation arrangement by award vesting percentage					0.25
Vesting period	3 years
Number of options [Abstract]
Outstanding at beginning period (in shares) | shares		715,823				148,723			227,608
Awards granted (in shares)		224,536	224,536			582,252	582,252		0	0
Awards exercised (in shares) | shares		2,776				8,574			10,950
Awards forfeited (in shares) | shares		(27,311)				(6,578)			(67,935)
Outstanding at ending period (in shares) | shares		910,272				715,823			148,723
Exercisable at ending period (in shares) | shares	194,106	194,106	194,106	194,106	194,106
Weighted average exercise prices [Abstract]
Outstanding at beginning period (in pounds per share)				£ 132.89				£ 57.50			£ 54.01
Awards granted (in pounds per share)				64				150			0
Awards exercised (in pounds per share)				21.91				2.71			9.26
Awards forfeited (in pounds per share)				81.67				103.17			53.57
Outstanding at period end (in pounds per share)				62.90				132.89			57.50
Exercisable at ending period (in pounds per share)	£ 91.92	£ 91.92	£ 91.92	£ 91.92	£ 91.92
Share option plan [Member] | Employees [Member]
Share-based payments awards [Abstract]
Share-based compensation arrangement by award vesting period	8 years
Share-based compensation arrangement by award vesting percentage					0.125
Growth share plan [Member]
Share-based payments awards [Abstract]
Share-based compensation arrangement by award vesting period	4 years
Share-based compensation arrangement by award vesting percentage					0.25
Vesting period	3 years
Number of options [Abstract]
Outstanding at beginning period (in shares) | £			58,206				118,446			155,246
Awards granted (in shares) | £			34,260				0			0
Awards exercised (in shares) | £			0				0			0
Awards forfeited (in shares) | £			(29,575)				(60,240)			(36,800)
Outstanding at ending period (in shares) | £			62,891				58,206			118,446
Exercisable at ending period (in shares) | £	34,857	34,857	34,857	34,857	34,857
Weighted average exercise prices [Abstract]
Outstanding at beginning period (in pounds per share)				£ 170.00				170.00			170.00
Awards granted (in pounds per share)				110.41				0			0
Awards exercised (in pounds per share)				0				0			0
Awards forfeited (in pounds per share)				170.00				170.00			170.00
Outstanding at period end (in pounds per share)				137.54				£ 170.00			£ 170.00
Exercisable at ending period (in pounds per share)	£ 157.83	£ 157.83	£ 157.83	£ 157.83	£ 157.83
Growth share plan [Member] | Employees [Member]
Share-based payments awards [Abstract]
Share-based compensation arrangement by award vesting period	8 years
Share-based compensation arrangement by award vesting percentage					0.125
Vesting period	7 years